Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,794	$ 5,727
Temporary difference in research and development costs	3,199	3,187
Accrued expense	407	402
Net operating loss carried forward	11,956	10,841
Share-based compensation	249	76
Allowance for credit losses	4,081	3,585
Total deferred tax assets	25,686	23,818
Valuation allowance	(12,796)	(11,820)	$ (7,577)
Deferred tax assets, net of valuation allowance	$ 12,890	$ 11,998